Cash	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Cash [Text Block]

6. Cash

As at December 31, 2024 and 2023, the consolidated cash position was as follows:

	December 31,	December 31,
	2024	2023
	$	$

Cash held in U.S. dollars	48,223	19,323
Cash held in Canadian dollars (i)	10,873	31,881
Total cash	59,096	51,204

(i) Cash held in Canadian dollars amounted to C$15.6 million as at December 31, 2024 (C$42.2 million as at December 31, 2023.